Segment Information - Summary of Assets and Liabilities Per Segment (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018 [1]	Dec. 31, 2017
Assets
Cash and cash equivalents	€ 12,263	€ 8,744	[1]	€ 10,768	€ 10,768
Investments	145,976	138,625
Investments for account of policyholders	226,374	194,353	[1]	194,063
Investments in joint ventures	1,983	1,745	[1]	1,712	1,712
Investments in associates	363	327	[1]	308	308
Deferred expenses	10,804	10,910	[1]	10,135
Other assets	42,585	37,928
Assets	440,348	392,633	[1]	395,923
Liabilities
Insurance contracts	123,454	115,328	[1]	110,848
Insurance contracts for account of policyholders	135,710	117,113
Investment contracts	18,594	18,048	[1]	16,943
Investment contracts for account of policyholders	93,826	80,097			€ 74,434
Other liabilities	44,324	39,505
Total liabilities	415,907	370,091	[1]	€ 371,844
Americas [member]
Assets
Cash and cash equivalents	822	683
Investments	75,076	71,056
Investments for account of policyholders	107,963	95,343
Investments in joint ventures		1
Investments in associates	79	72
Deferred expenses	8,999	9,209
Other assets	27,078	27,782
Assets	220,017	204,145
Liabilities
Insurance contracts	73,784	71,584
Insurance contracts for account of policyholders	77,988	68,126
Investment contracts	6,662	6,943
Investment contracts for account of policyholders	29,976	27,217
Other liabilities	15,468	17,055
Total liabilities	203,877	190,924
The Netherlands [member]
Assets
Cash and cash equivalents	9,627	6,004
Investments	59,983	57,738
Investments for account of policyholders	25,491	23,767
Investments in joint ventures	1,159	1,001
Investments in associates	106	85
Deferred expenses	360	66
Other assets	11,996	7,421
Assets	108,722	96,083
Liabilities
Insurance contracts	40,554	34,878
Insurance contracts for account of policyholders	25,328	23,855
Investment contracts	11,716	10,795
Investment contracts for account of policyholders	2,301	2,101
Other liabilities	22,636	17,499
Total liabilities	102,535	89,127
United Kingdom [member]
Assets
Cash and cash equivalents	305	315
Investments	2,034	2,114
Investments for account of policyholders	91,848	73,958
Investments in associates	9	8
Deferred expenses	913	896
Other assets	2,546	1,893
Assets	97,655	79,184
Liabilities
Insurance contracts	1,518	1,435
Insurance contracts for account of policyholders	31,559	24,086
Investment contracts	211	223
Investment contracts for account of policyholders	61,305	50,532
Other liabilities	1,459	1,047
Total liabilities	96,052	77,322
Southern & Eastern Europe [member]
Assets
Cash and cash equivalents	152	148
Investments	1,711	1,660
Investments for account of policyholders	994	1,187
Investments in joint ventures	476	472
Investments in associates		5
Deferred expenses	45	74
Other assets	271	272
Assets	3,648	3,819
Liabilities
Insurance contracts	1,411	1,339
Insurance contracts for account of policyholders	815	1,022
Investment contracts	2	85
Investment contracts for account of policyholders	181	169
Other liabilities	323	400
Total liabilities	2,733	3,015
Asia [member]
Assets
Cash and cash equivalents	91	90
Investments	6,662	5,720
Investments for account of policyholders	82	103
Investments in joint ventures	192	152
Investments in associates	28	17
Deferred expenses	487	665
Other assets	1,905	1,907
Assets	9,448	8,654
Liabilities
Insurance contracts	7,825	7,726
Insurance contracts for account of policyholders	20	24
Investment contracts	2	2
Investment contracts for account of policyholders	62	79
Other liabilities	229	67
Total liabilities	8,138	7,898
Asset management [member]
Assets
Cash and cash equivalents	166	213
Investments	266	181
Investments in joint ventures	153	119
Investments in associates	129	131
Other assets	126	123
Assets	840	767
Liabilities
Other liabilities	322	293
Total liabilities	322	293
Holding and other activities [member]
Assets
Cash and cash equivalents	1,100	1,290
Investments	244	157
Investments in joint ventures	3
Investments in associates	21	8
Other assets	31,511	27,258
Assets	32,879	28,713
Liabilities
Insurance contracts	17	15
Other liabilities	8,421	6,156
Total liabilities	8,438	6,171
Eliminations [member]
Assets
Cash and cash equivalents	0
Investments	0	0
Investments for account of policyholders	(4)	(5)
Investments in associates	(10)
Other assets	(32,848)	(28,727)
Assets	(32,862)	(28,732)
Liabilities
Insurance contracts	(1,655)	(1,648)
Other liabilities	(4,534)	(3,012)
Total liabilities	€ (6,189)	€ (4,660)

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.